Common Stock (Tables)	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Common Stock Shares Reserved for Future Issuance

The Company has reserved shares of common stock, on an as-converted basis, for future issuance as follows (in thousands):

	December 31,		September 30, 2015
	2013	2014
			(unaudited)
Redeemable convertible preferred stock outstanding	139,504	139,851	—
Options issued and outstanding	23,404	43,998	48,655
Restricted stock units issued and outstanding	—	—	2,096
Shares available for future equity grants	53	3,624	4,770
Series B redeemable convertible preferred stock warrants	625	278	—
Series C redeemable convertible preferred stock warrants	1,677	1,677	—
Common stock warrants	—	—	427
Employee stock purchase plan	—	—	3,750

Total	165,263	189,428	59,698